INVESTMENTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Investments [Abstract]
INVESTMENTS [Text Block]

4. INVESTMENTS

At December 31, 2021 and December 31, 2020, the Company had the following investments:

	December 31, 2021	December 31, 2020
Marketable securities	$9,226	$14,717
Warrants	180	636
Private company investments	11,124	10,273
Total Investments	20,530	25,626
Less: current portion	(15,391)	(16,755)
Non-current portion	$5,139	$8,871

During the year ended December 31, 2021, the Company recognized $559 (2020 - $526) in interest income on its investment in Ensero Holdings, Inc., a privately-held Delaware corporation, and $79 (2020 - $84) in dividend income related to certain marketable securities, both of which have been included in revenue and other income.

During the year ended December 31, 2021, the Company increased its interest in Rawhide Acquistion Holding, LLC ("RAH" or "Rawhide"), a privately-held Delaware company to 38.07% and now accounts for RAH under IAS 28 - Investment in Associates and Joint Ventures (Note 7).

The Company also received investments as proceeds related to various property deals during the year ended December 31, 2021.